Other disclosures - Number of employees (Details) - employee	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other disclosures
Average number of people employed	5,069	4,482
Average number of employees in sales and administration	915	694
Average number of employees in operations	4,154	3,788